Earnings Per Share - Schedule of Basic and Diluted Earning Per Shares Attributable to Company (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended															6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income attributable to Global Brass and Copper Holdings, Inc.	$ 7,501	$ 11,032	[1]	$ (20,005)	[1]	$ 13,993	[1]	$ 23,590	[1]	$ 7,283	[1]	$ 10,201	[1]	$ 14,058	[1]	$ (6,012)	$ 24,259	$ 4,205	$ 5,020	$ 31,542	$ 12,521	$ 55,132	$ 41,633
Denominator
Weighted-average common shares outstanding																		21,110,000	21,110,000		21,110,000	21,110,000	21,110,000
Effect of potentially dilutive securities:
Stock options and nonvested share awards																		24,169
Weighted-average common shares outstanding, assuming dilution																		21,134,169	21,110,000
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$ 0.36	$ 0.52	[1]	$ (0.95)	[1]	$ 0.66	[1]	$ 1.12	[1]	$ 0.35	[1]	$ 0.48	[1]	$ 0.67	[1]	$ (0.28)	$ 1.15	$ 0.20	$ 0.24	$ 1.49	$ 0.59	$ 2.61	$ 1.97
Diluted																		$ 0.20	$ 0.24

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".